Business Segment Information (Reconciliation of Assets from Segment to Consolidated) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Assets By Segment [Line Items]
Fixed assets		¥ 1,931.4	¥ 1,864.6	¥ 1,678.5
U.S. GAAP adjustments	[1]	555.6	582.2	662.6
Premises and equipment-net, Goodwill, Intangible assets, and right-of-use assets related to operating leases included in Other assets		¥ 2,487.1	¥ 2,446.9	¥ 2,341.2

[1]	The U.S. GAAP adjustments are primarily comprised of GAAP differences mainly from right-of-use assets related to operating leases not recognized under Japanese GAAP; internally developed software, which was impaired under Japanese GAAP; land, which was revalued under Japanese GAAP; and the consolidation of certain variable interest entities, which are not consolidated under Japanese GAAP.